LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	3% of revenues derived from research and development projects
Aggregate grant received including accrued interest	$ 8,646
Aggregate grant paid	$ 3,502
Percentage of grant received	100.00%